Organization and Summary of Significant Accounting Policies: Organization (Policies)	Jun. 30, 2025
June 30, 2025
Organization

Organization

Applife Digital Solutions, Inc. (the “Company” or “Applife”) was formed March 5, 2018, in Nevada. The Company’s main operating subsidiary, Sugar Auto Parts, Inc. (“SAP”) is a Nevada corporation formed on January 6, 2025 (“inception”), by Mammoth Crest Capital, LLC, which is 50% owned by Michael Hill and Barrett Evans. The Company is headquartered in Santa Barbara, CA. The Company operates as an aftermarket automotive parts ecommerce business, specializing in online sales of suspension lift systems and related accessories through its flagship ecommerce platform. The Company serves customers across the United States, focusing on Jeep, truck, and SUV owners.

On April 30, 2025, SAP executed a Bill of Sale with AP4L ABC, LLC. (AP4L) to acquire substantially all of AP4L’s assets. Under the agreement, SAP purchased all intellectual property and general intangible assets, including domain names, the AP4L website and related rights, and certain supplier relationships that could be re-established or renegotiated.  The Company operates primarily as an aftermarket automotive parts ecommerce business, specializing in online sales of suspension lift systems and related automotive accessories through its ecommerce platform. SAP leverages its digital presence to serve customers across the United States, offering a wide selection of products for Jeep, truck, and SUV owners.

On June 13, 2025, the Company completed its acquisition of SAP (the “Merger”). In accordance with ASC 805 Business Combinations (“ASC 805”) the transaction was treated as a reverse acquisition for financial reporting purposes, with Applife treated as the legal acquirer and SAP treated as the accounting acquirer. The Company remains the continuing registrant and reporting company. Accordingly, the historical financial and operating data of the Company, which covers periods prior to the closing date of the Merger, reflects the assets, liabilities, and results of operations for SAP and does not reflect the assets, liabilities and results of operations of the Company for the periods prior to June 13, 2025 (Note 3 – Business Combinations).

The company does not currently have any international offices or subsidiaries. All management, business operations, and service providers are located in the United States, primarily in Nevada and California. The Company generates all of its revenue from its ecommerce platform serving U.S. customers, and there are no current plans to expand operations internationally.

September 30, 2025
Organization

Organization

APPlife Digital Solutions, Inc. (the “Company” or “Applife”) was formed March 5, 2018, in Nevada. The Company’s main operating subsidiary, Sugar Auto Parts, Inc. (“SAP”) is a Nevada corporation formed on January 6, 2025 (“inception”), by Mammoth Crest Capital, LLC, which is 50% owned by Michael Hill and Barrett Evans, whom are related parties. The Company is headquartered in Santa Barbara, CA. The Company operates as an aftermarket automotive parts ecommerce business, specializing in online sales of suspension lift systems and related accessories through its flagship ecommerce platform. The Company serves customers across the United States, focusing on Jeep, truck, and SUV owners.

On April 30, 2025, SAP executed a Bill of Sale with AP4L ABC, LLC. (AP4L) to acquire substantially all of AP4L’s assets. Under the agreement, SAP purchased all intellectual property and general intangible assets, including domain names, the AP4L website and related rights, and certain supplier relationships that could be re-established or renegotiated. The Company operates primarily as an aftermarket automotive parts ecommerce business, specializing in online sales of suspension lift systems and related automotive accessories through its ecommerce platform. SAP leverages its digital presence to serve customers across the United States, offering a wide selection of products for Jeep, truck, and SUV owners.

On June 13, 2025, the Company completed its acquisition of SAP (the “Merger”). In accordance with ASC 805 Business Combinations (“ASC 805”) the transaction was treated as a reverse acquisition for financial reporting purposes, with Applife treated as the legal acquirer and SAP treated as the accounting acquirer. The Company remains the continuing registrant and reporting company. Accordingly, the historical financial and operating data of the Company, which covers periods prior to the closing date of the Merger, reflects the assets, liabilities, and results of operations for SAP and does not reflect the assets, liabilities and results of operations of the Company for the periods prior to June 13, 2025 (Note 2 – Business Combinations).

The company does not currently have any international offices or subsidiaries. All management, business operations, and service providers are located in the United States, primarily in Nevada and California. The Company generates all of its revenue from its ecommerce platform serving U.S. customers, and there are no current plans to expand operations internationally.